Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On October 1, 2021, the Company completed the acquisition of assets and operations of Triangle Site Design located in Raleigh, North Carolina. In connection with the acquisition, the Company issued 65,428 shares of common stock to the seller.
On October 8, 2021, the Company completed the acquisition of assets and operations of PCD Engineering, Inc. located in Denver, Colorado. In connection with the acquisition, the Company issued 36,444 shares of common stock to the seller.
On October 15, 2021, the Company completed the acquisition of assets and operations of BTM Engineering located in Louisville, Kentucky. The Company did not issue shares of common stock to the seller.
Given the short period of time between these acquisition dates and the issuance of this quarterly report on Form
10-Q,
it is not practicable to disclose the preliminary purchase price allocations for these transactions.
On November 10, 2021, the Company’s Board of Directors adopted the 2021 Executive Officers Short Term Incentive Plan and the 2021 Executive Officers Long Term Incentive Plan (“21LTIP”). Under the terms of the 21LTIP, performance stock units in the amount of 260,842 were issued to Gary Bowman, Bruce Labovitz, Michael Bruen and Robert Hickey in the aggregate.
On December 15, 2021, the Company completed the acquisition of assets and operations of Kibart, Inc. located in Towson, Maryland. In connection with the acquisition, the Company issued 38,547 shares of common stock to the seller.
On December 23, 2021, the Company completed the acquisition of assets and operations of 1519 Surveying PLLC located in Waco, Texas. In connection with the acquisition, the Company issued 50,559 shares of common stock to the seller.
On December 31, 2021, the Company completed the acquisition of assets and operations of Terra Associates located in Houston, Texas. In connection with the acquisition, the Company issued 49,875 shares of common stock to the seller.
From October 1, 2021 through December 31, 2021, the Company issued 40,160 shares under the Omnibus Equity Incentive Program and 13,962 shares under the Employee Stock Purchase Program.

23. Subsequent Events
The Company has evaluated subsequent events through February 24, 2021, the date that the financial statements were issued.
On January 4, 2021, the Company completed the acquisition of assets and operations of KTA Group, located in Herndon, Virginia. In connection with the acquisition, the Company issued 53,159 shares of common stock to the sellers.
On April 30, 2021, the Company’s board of directors approved a forward 29.5-to-1 stock split of all common stock outstanding. The accompanying financial statements and related notes and schedules to the financial statements give retroactive effect to the stock split for all periods and as of all dates presented.